Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 10, 2020
Inventory reserves	$ 0	$ 0
Impairment charges on long lived assets	0	0
Impairment of intangible assets	0	0
Impairment of goodwill	0	0
Contract assets on unsatisfied performance obligations	$ 0	0
Uncertain income tax position will not be recognised when estimated range not reach suatained percentage	50.00%
Advertising costs	$ 2,100	1,900	$ 300
Subordinate Voting Share Purchase Warrants [Member]
Warrants exercise price	$ 17.25
Warrants Converted exercise price				$ 13.47
Deferred Revenue [Member]
Total Loyalty liability	$ 5,300	$ 2,400